EQUITY (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015
Common stock
Foreign Currency Translaition Attribute To Noncontrolig Interest	$ 64,000,000		$ 182,000,000
Other Comprehensive Income (Loss), Net Of Tax [Abstract]
Currency translation adjustment, net of tax	(1,697,000,000)	$ (2,769,000,000)	(2,280,000,000)	$ (2,384,000,000)
Unrealized gain (loss) from available-for-sale securities, net of tax	13,000,000	(7,000,000)	(37,000,000)	312,000,000
Unrealized loss from cash flow hedge	(420,000,000)	(302,000,000)	(335,000,000)	175,000,000
Accumulated Other Comprehensive Income Loss Other Adjustments	(93,000,000)	(81,000,000)	(54,000,000)	(58,000,000)
Comprehensive income attributable to Teva	$ (2,197,000,000)	$ (3,159,000,000)	$ (2,706,000,000)	$ (1,955,000,000)